Preferred Stock (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Debt converted, amount converted	$ 6,532,206
Preferred stock conversion		Each share of Series G Convertible Preferred share converts into 2,177 shares of common stock (equivalent to converting the related equity dollars into common shares at $0.30 per share)
Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt converted, amount converted		$ 6,532,206
Series F Super Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000
Preferred stock, par value		$ 0.01
Preferred stock, shares issued		5,000
Series F Super Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt converted, shares issued		10,002